UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Partner Fund Management, L.P.

Address:   Four Embarcadero Center
           Suite 3500
           San Francisco, CA 94111


Form 13F File Number: 28-13169


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Darin Sadow
Title:  Chief Compliance Officer
Phone:  (415) 281-1000

Signature,  Place,  and  Date  of  Signing:

/s/ Darin Sadow                    San Francisco, CA                  8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              76

Form 13F Information Table Value Total:  $    2,313,638
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO       COM            002896207    22884   341,958 SH       SOLE                  341,958      0    0
ACHILLION PHARMACEUTICALS IN COM            00448Q201     1125   151,261 SH       SOLE                  151,261      0    0
AETNA INC NEW                COM            00817Y108    39849   903,805 SH       SOLE                  903,805      0    0
AGILENT TECHNOLOGIES INC     COM            00846U101    52875 1,034,510 SH       SOLE                1,034,510      0    0
ALLEGHENY TECHNOLOGIES INC   COM            01741R102    15152   238,719 SH       SOLE                  238,719      0    0
ALLSCRIPTS HEALTHCARE SOLUTN COM            01988P108    23492 1,209,690 SH       SOLE                1,209,690      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102    15866   349,160 SH       SOLE                  349,160      0    0
AMAZON COM INC               COM            023135106    28328   138,531 SH       SOLE                  138,531      0    0
AMERICAN TOWER CORP          COM            029912201    64068 1,224,305 SH       SOLE                1,224,305      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108     1828   136,800 SH  CALL SOLE                  136,800      0    0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5     5669 6,224,000 PRN      SOLE                6,224,000      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    30543 2,286,187 SH       SOLE                2,286,187      0    0
APPLE INC                    COM            037833100   159678   475,700 SH  CALL SOLE                  475,700      0    0
APPLE INC                    COM            037833100    38847   115,730 SH       SOLE                  115,730      0    0
BAIDU INC                    COM            056752108   110081   785,567 SH       SOLE                  785,567      0    0
BAXTER INTL INC              COM            071813109    39835   667,368 SH       SOLE                  667,368      0    0
CATERPILLAR INC DEL          COM            149123101    51430   483,090 SH       SOLE                  483,090      0    0
CHARLES RIV LABS INTL INC    COM            159864107    11189   275,255 SH       SOLE                  275,255      0    0
CIGNA CORP                   COM            125509109     3741    72,731 SH       SOLE                   72,731      0    0
CITIGROUP INC                COM            172967424    47818 1,148,356 SH       SOLE                1,148,356      0    0
CITRIX SYS INC               COM            177376100    31314   391,420 SH       SOLE                  391,420      0    0
COCA COLA CO                 COM            191216100    31511   468,271 SH       SOLE                  468,271      0    0
COMMUNITY HEALTH SYS INC NEW COM            203668108     4421   172,174 SH       SOLE                  172,174      0    0
COOPER COS INC               COM            216648402     7928   100,056 SH       SOLE                  100,056      0    0
COVIDIEN PLC                 COM            G2554F113    64978 1,220,711 SH       SOLE                1,220,711      0    0
CUMMINS INC                  COM            231021106   115899 1,119,899 SH       SOLE                1,119,899      0    0
CVS CAREMARK CORPORATION     COM            126650100    72747 1,935,793 SH       SOLE                1,935,793      0    0
DAVITA INC                   COM            23918K108    41425   478,287 SH       SOLE                  478,287      0    0
DENTSPLY INTL INC NEW        COM            249030107     3319    87,166 SH       SOLE                   87,166      0    0
DICKS SPORTING GOODS INC     COM            253393102    31297   813,970 SH       SOLE                  813,970      0    0
F5 NETWORKS INC              COM            315616102     4836    43,861 SH       SOLE                   43,861      0    0
FOCUS MEDIA HLDG LTD         COM            34415V109    16341   525,432 SH       SOLE                  525,432      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857    72366 1,367,980 SH       SOLE                1,367,980      0    0
GILEAD SCIENCES INC          COM            375558103    50138 1,210,774 SH       SOLE                1,210,774      0    0
HALLIBURTON CO               COM            406216101    33568   658,194 SH       SOLE                  658,194      0    0
HCA HOLDINGS INC             COM            40412C101     4278   129,646 SH       SOLE                  129,646      0    0
HEALTH NET INC               COM            42222G108    22359   696,748 SH       SOLE                  696,748      0    0
HEARTWARE INTL INC           COM            422368100      977    13,193 SH       SOLE                   13,193      0    0
INHIBITEX INC                COM            45719T103     1425   363,567 SH       SOLE                  363,567      0    0
INTERMUNE INC                COM            45884X103    16527   461,008 SH       SOLE                  461,008      0    0
ISOFTSTONE HLDGS LTD         COM            46489B108     2387   155,882 SH       SOLE                  155,882      0    0
ITAU UNIBANCO HLDG SA        COM            465562106    54050 2,295,120 SH       SOLE                2,295,120      0    0
LAS VEGAS SANDS CORP         COM            517834107    54138 1,282,567 SH       SOLE                1,282,567      0    0
MASTERCARD INC               COM            57636Q104    43401   144,023 SH       SOLE                  144,023      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309     4560   119,464 SH       SOLE                  119,464      0    0
MEDIVATION INC               COM            58501N101    15359   716,719 SH       SOLE                  716,719      0    0
MERIT MED SYS INC            COM            589889104     3729   207,488 SH       SOLE                  207,488      0    0
NETFLIX INC                  COM            64110L106    56684   215,785 SH       SOLE                  215,785      0    0
PATTERSON COMPANIES INC      COM            703395103     4442   135,064 SH       SOLE                  135,064      0    0
PHARMASSET INC               COM            71715N106    17313   154,306 SH       SOLE                  154,306      0    0
PHILIP MORRIS INTL INC       COM            718172109    16227   243,024 SH       SOLE                  243,024      0    0
QUALCOMM INC                 COM            747525103    91296 1,607,601 SH       SOLE                1,607,601      0    0
RED HAT INC                  COM            756577102      662    14,414 SH       SOLE                   14,414      0    0
RESEARCH IN MOTION LTD       COM            760975102    35370 1,226,000 SH  PUT  SOLE                1,226,000      0    0
ROSS STORES INC              COM            778296103    39077   487,724 SH       SOLE                  487,724      0    0
SALESFORCE COM INC           COM            79466L302   107939   724,520 SH       SOLE                  724,520      0    0
SALIX PHARMACEUTICALS INC    COM            795435106     6294   158,013 SH       SOLE                  158,013      0    0
SCHEIN HENRY INC             COM            806407102     3316    46,317 SH       SOLE                   46,317      0    0
SELECT SECTOR SPDR TR        COM            81369Y704    72026 1,934,100 SH  PUT  SOLE                1,934,100      0    0
SELECT SECTOR SPDR TR        ETF            81369Y308    11549   369,800 SH       SOLE                  369,800      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
SIRONA DENTAL SYSTEMS INC    COM            82966C103     7969   150,068 SH       SOLE                  150,068      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102    51712   803,106 SH       SOLE                  803,106      0    0
THORATEC CORP                COM            885175307     2226    67,811 SH       SOLE                   67,811      0    0
TORNIER N V                  COM            N87237108     1811    67,217 SH       SOLE                   67,217      0    0
TRINA SOLAR LIMITED          COM            89628E104     2416   107,780 SH       SOLE                  107,780      0    0
UNDER ARMOUR INC             COM            904311107    17715   229,141 SH       SOLE                  229,141      0    0
UNITED STATES STL CORP NEW   COM            912909108    15486   336,355 SH       SOLE                  336,355      0    0
UNITED THERAPEUTICS CORP DEL COM            91307C102     5937   107,754 SH       SOLE                  107,754      0    0
UNIVERSAL HLTH SVCS INC      COM            913903100     4361    84,629 SH       SOLE                   84,629      0    0
VIROPHARMA INC               COM            928241108     5491   296,792 SH       SOLE                  296,792      0    0
VISA INC                     COM            92826C839     9269   110,000 SH  CALL SOLE                  110,000      0    0
VISA INC                     COM            92826C839    29383   348,723 SH       SOLE                  348,723      0    0
VMWARE INC                   COM            928563402    37519   374,329 SH       SOLE                  374,329      0    0
WATERS CORP                  COM            941848103     5123    53,513 SH       SOLE                   53,513      0    0
WYNDHAM WORLDWIDE CORP       COM            98310W108    84482 2,510,607 SH       SOLE                2,510,607      0    0
YOUKU COM INC                COM            98742U100      967    28,162 SH       SOLE                   28,162      0    0